As filed with the Securities and Exchange Commission on February 24, 2012

Securities Act File No. 333-57793

Investment Company Act of 1940 File No. 811-08839

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 81	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 83	☒

SPDR® SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

One Lincoln Street

Boston, Massachusetts 02111

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (866) 787-2257

Copies to:
Ryan M. Louvar, Esq.		W. John McGuire, Esq.
State Street Bank and Trust Company		Morgan, Lewis and Bockius LLP
One Lincoln Street/CPH0326		1111 Pennsylvania Ave., NW
Boston, Massachusetts 02111		Washington, DC 20004
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to Rule 485, paragraph (b)
☐	on pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on pursuant to Rule 485, paragraph (a)(2)
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 24th day of February, 2012.

SPDR® SERIES TRUST

By:	/s/ James E. Ross*
James E. Ross
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Bonny E. Boatman*	Trustee	February 24, 2012
Bonny E. Boatman

/s/ Dwight D. Churchill*	Trustee	February 24, 2012
Dwight D. Churchill

/s/ David M. Kelly*	Trustee	February 24, 2012
David M. Kelly

/s/ Frank Nesvet*	Trustee	February 24, 2012
Frank Nesvet

/s/ Carl G. Verboncoeur*	Trustee	February 24, 2012
Carl G. Verboncoeur

/s/ James E. Ross*	Trustee, President and Principal Executive Officer	February 24, 2012
James E. Ross

/s/ Chad C. Hallett	Treasurer and Principal Financial Officer	February 24, 2012
Chad C. Hallett

*By:	/s/ Scott E. Habeeb
Scott E. Habeeb
As Attorney-in-Fact
Pursuant to Power of Attorney